Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Parenthetical) (Detail) ¥ in Billions	Sep. 30, 2020 JPY (¥)
Offsetting Financial Assets And Financial Liabilities [Line Items]
Receivables under resale agreement subject to enforceable master netting arrangements	¥ 11,490
Payables under repurchase agreement subject to enforceable master netting arrangements	18,755
Receivables under securities transaction borrowing subject to master netting arrangement	1,915
Payables under securities transaction lending subject to master netting arragement	1,243
Subject To Enforceable Master Netting Arragement [Member]
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets subject to enforceable master netting arrangements	8,154
Derivative liabilities subject to enforceable master netting arrangements	¥ 7,528